Financial risk management	12 Months Ended
Dec. 31, 2017
Financial risk management
Financial risk management

5Financial risk management

5.1Financial risk factors

The Company’s activities expose it to a variety of financial risks: a) market risk (including currency risk, interest rate risk and commodities risk); b) credit risk; and c) liquidity risk.

A significant portion of the products sold by the Company are commodities, with prices pegged to international indexes and denominated in US Dollars. Part of the costs of production, however, is denominated in Brazilian Reais and Peruvian Soles, and therefore, there is a mismatch of currencies between revenue and costs. Additionally, the Company has debts linked to different indexes and currencies, which may impact its cash flow.

In order to mitigate the potential adverse effects of each financial risk factor, the Company adopted a Financial Risk Management Policy, that establish governance and guidelines for the financial risk management process, as well as metrics for measurement and monitoring. This policy establishes guidelines and rules for: (i) Commodities Exposure Management, (ii) Foreign Exchange Exposure Management, (iii) Interest Rate Exposure Management, (iv) Issuers and Counterparties Risk Management, and (v) Liquidity and Financial Indebtedness Management. All strategies and proposals must comply with the Financial Risk Management Policy guidelines and rules, be presented to and discussed with the Finance Committee, and, when applicable, submitted for the approval of the Board of Directors, under the governance structure described in the Financial Risk Management Policy.

(a)Market risk

The purpose of the market risk management process is to protect the Company’s cash flow against adverse events, such as fluctuations in exchange rates, commodity prices and interest rates.

(i)Foreign exchange risk

Foreign exchange risk is managed through using the Company’s Financial Risk Management Policy, which states that the objectives of derivative transactions are to reduce cash flow volatility, hedge against foreign exchange exposure and minimize currency mismatches.

The US Dollar is the Company’s functional currency, and all actions related to the market risk management process are intended to hedge cash flow in this currency, maintain the ability to pay financial obligations, and comply with liquidity and indebtedness levels defined by management.

Presented below are the financial assets and liabilities in foreign currencies at the end of the reporting year — these mainly result from the foreign operations of the subsidiary NEXA BR for which the functional currency is the Brazilian Real.

	2017	2016
Assets denominated in foreign currency
Cash, cash equivalents and financial investments	229,876	154,693
Derivative financial instruments	4,280	10,005
Trade accounts receivable	66,834	45,194

	300,990	209,892

Liabilities denominated in foreign currency
Loans and financing	161,706	95,124
Derivative financial instruments	3,634	—
Trade payables	78,286	61,075

	243,626	156,199

Net exposure	57,364	53,693

(ii)Cash flow and fair value risk associated with interest rates

The Company’s interest rate risk arises mainly from long-term loans. Loans at variable rates expose the Company to cash flow interest rate risk. Loans at fixed rates expose the Company to fair value risk associated with interest rates. For further information related to the interest rates, see note 16.

The Company’s Financial Risk Management Policy establishes guidelines and rules to hedge against fluctuations in interest rates that impact the cash flow of the Company and its subsidiaries.  Exposure to each interest rate is projected until the maturity of the assets and liabilities exposed to this index.

Occasionally the Company enters into floating to fixed interest rate swaps to manage its cash flow interest rate risk.

(iii)Commodity price risk

This risk is related to the volatility in the prices of the Company’s commodities. Prices fluctuate depending on demand, production capacity, producers’ inventory levels, the commercial strategies adopted by large producers, and the availability of substitutes for these products in the global market.

The Company’s Financial Risk Management Policy establishes guidelines to mitigate the risk of fluctuations in commodity prices that could impact the cash flow of the Company’s operating subsidiaries. The exposure to the price of each commodity considers the monthly projections of production, purchases of inputs and the maturity flows of hedges associated with them.

Hedge transactions are classified into the following categories:

(i.1)Fixed price commercial transactions (Customer Hedge) - hedging transaction that converts sales at fixed prices to floating prices in commercial transactions with customers interested in purchasing products at fixed prices. The purpose of this strategy is to maintain the revenue flow of the business unit with prices linked to the LME prices. These operations usually relate to purchases of zinc for future settlement on the over-the-counter market.

(i.2)Hedges for mismatches of “quotation periods” (Book Hedge) - hedges that set prices for the different “quotation periods” between the purchases of certain inputs (metal concentrate) and the sale of products arising from the processing of these inputs, or different “quotation periods” between the purchase and the sale of the same product. These operations usually relate to purchases and sales of zinc and silver for future trading on the over-the-counter market.

(i.3)Hedges for “operating margin” (Strategic Hedge) - derivatives contracted to reduce the volatility of the cash flow from its zinc, copper and silver operations. With a view to ensuring a fixed operating margin in Reais for a portion of the Brazilian production of metals, the mitigation of risks is carried out through the sale of zinc forward contracts with the sale of US Dollar forward contracts.

(b)Credit risk

Derivative financial instruments, term deposits, Bank Deposit Certificates (“CDB”) and repurchase transactions backed by debentures and government securities create exposure to credit risk with respect to the counterparties and issuers. The Company has a policy of making deposits in financial institutions that have, at least, a rating from two of the following international rating agencies: Fitch ratings, Moody’s or Standard & Poor’s. The minimum rating required for counterparties is A+ (local rating scale) or BBB- (global rating scale) (Note 7). In the specific case of financial institutions in Peru that only global rating assessments are available, it will be eligible provided it has rating “BBB-” at least by one rating agency.

The pre-settlement risk methodology is used to assess counterparty risks in derivative transactions. This methodology consists of determining the risk associated with the likelihood (via Monte Carlo simulations) of a counterparty not honoring the financial commitments defined by contract. The use of this methodology was approved by the Board of Directors.

The credit quality of financial assets is disclosed in Note 7. The ratings disclosed in this Note are always the most conservative ratings of the referred agencies.

In the case of credit risk arising from customer credit exposure, the Company assesses the credit quality of the customer, taking into account mainly the history of the relationship and financial indicators defining individual credit limits, which are continuously monitored. The Company recognizes a provision for uncollectible trade receivables whenever necessary.

The provision for uncollectible trade receivables is recorded at an amount sufficient to cover probable losses on the collection of trade accounts receivable and is charged to “Selling expenses”.

The Company performs initial analyses of customer credit and, when deemed necessary, guarantees or letters of credit are obtained to safeguard the Company’s interests. Additionally, most export sales to the United States, Europe and Asia are collateralized by letters of credit and credit insurance.

(c)Liquidity risk

This risk is managed through the Company’s Financial Risk Management Policy, which aims to ensure the availability of sufficient net funds to meet the Company’s financial commitments. The main liquidity measurement and monitoring instrument is the cash flow projection, using a minimum projection period of 12 months from the benchmark date.

The table below analyzes the Company’s non-derivative financial liabilities and derivative financial assets and liabilities to be settled by the Company based on their maturity (the remaining period from the balance sheet up to the contractual maturity date). Derivative financial liabilities are included in the analysis if their contractual maturities are essential to understand the timing of cash flow.

The amounts disclosed in the table represent the estimated future cash flow, which include interest to be incurred and, accordingly, do not reconcile directly with the amounts recorded in the balance sheet for loans and financing, related parties and use of public assets.

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
At December 31, 2017
Loans and financing	102,294	373,324	236,927	1,228,474	1,941,018
Derivative financial instruments	12,588	2,449	—	—	15,037
Trade payables	329,814	—	—	—	329,814
Confirming payable	111,024	—	—	—	111,024
Salaries and payroll charges	79,798	—	—	—	79,798
Dividends payable	4,138	—	—	—	4,138
Related parties	87,686	2,238	—	—	89,924
Provisions - Asset Retirement Obligation	7,526	53,429	33,186	237,788	331,929
Use of public assets	1,740	3,755	4,233	45,309	55,037

	736,607	435,195	274,346	1,511,571	2,957,719

At December 31, 2016
Loans and financing	104,191	438,569	432,587	375,480	1,350,827
Derivative financial instruments	37,458	—	—	—	37,458
Trade payables	282,241	—	—	—	282,241
Confirming payable	102,287	—	—	—	102,287
Salaries and payroll charges	70,022	—	—	—	70,022
Dividends payable	7,185	—	—	—	7,185
Related parties	222,917	7,596	—	—	230,513
Provisions - Asset Retirement Obligation	33,143	25,296	35,813	123,827	218,079
Use of public assets	1,754	3,832	4,319	51,449	61,354

	861,198	475,293	472,719	550,756	2,359,966

5.2Capital management

The Company’s objectives when managing its capital structure are to ensure that the Company can consistently provide returns for shareholders and benefits for other stakeholders and to reduce the cost of capital by maintaining an optimal capital structure.

In order to maintain or adjust the capital structure of the Company, management can make, or may propose to the Board of Directors or to the shareholders when their approval is required, adjustments to the amounts of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt, for example.

One of the important indicators through which the Company monitors its capital is the gearing ratio, calculated as net debt divided by Adjusted EBITDA.

Net debt is defined as (i) loans and financing, less (ii) cash and cash equivalents, less (iii) financial investments, plus or less (iv) the fair value of derivative financial instruments.

The Adjusted EBITDA is defined as (i) profit (loss) for the year, plus (ii) profit (loss) from results of associates, plus (iii) depreciation and amortization, plus/less (iv) net financial results, plus/less (v) tax on income, less (vi) gain on sale of investment (loss), plus (vii) impairment of other assets, plus/less (viii) (reversion) impairment of property, plants and equipment. In addition, management may exclude non cash and non-recurring items considered exceptional from the measurement of Adjusted EBITDA.

Net debt and Adjusted EBITDA measures should not be considered in isolation or as a substitute for profit (loss) or operating profit, as indicators of operating performance, or as alternatives to cash flow as measures of liquidity. Additionally, the management calculation of Adjusted EBITDA may be different from the calculation used by other companies, including competitors in the mining and smelting industry, so these measures may not be comparable to those of other companies.

The net debt ratio is as follows:

	Note	2017	2016	2015

Loans and financing	16	1,447,299	1,144,385	1,056,210
Cash and cash equivalents	8	(1,019,037)	(915,576)	(621,415)
Derivative financial instruments	5.4	3,260	16,718	(10,105)
Financial investments	9	(206,547)	(119,498)	(57,856)

Net debt (A)		224,975	126,029	366,834

Profit for the year		165,265	110,509	(139,796)
Plus (less):
Results of investees		(60)	158	256
Results of investees - Discontinued operations		—	—	318
Depreciation and amortization	14 and 15	270,454	275,034	295,258
Net financial results	29	130,181	(79,081)	341,931
Taxes on income	20(a)	106,194	98,383	(38,779)

EBITDA		672,034	405,003	459,188

Exceptional items
Gains on sales of investments	28	(4,588)	(408)	—
Impairment of other assets		73	308	—
(Reversal) Impairment - property, plant, equipment	28	—	(979)	8,574

Adjusted EBITDA (B)		667,519	403,924	467,762

Gearing ratio (A/B)		0.34	0.31	0.78

The net debt reconciliation is as follows:

	Cash and cash equivalents	Financial investments	Derivative financial instruments	Loans and financing	Net debt
Net debt as at 1 January 2017	(915,576)	(119,498)	16,718	1,144,385	126,029

Cash flows	(103,413)	(65,661)	39,006	236,306	106,238
Foreign exchange ajustments	(48)	—	—	(2,873)	(2,921)
Other non-cash movements	—	(21,388)	(52,464)	69,481	(4,371)

Net debt as at 31 December 2017	(1,019,037)	(206,547)	3,260	1,447,299	224,975

5.3Fair value estimates

Critical accounting estimates and judgments

The fair values of financial instruments that are not traded in an active market is determined using valuation techniques. The Company uses judgment to select among a variety of methods and makes assumptions that are mainly based on market conditions existing at the end of each reporting period.

(a)Analysis

The carrying amounts of trade accounts receivable, less a provision for uncollectible trade receivables, and of trade accounts payable, confirming payables and advances from customers approximate their fair values. The fair value of financial liabilities for disclosure purposes are estimated by discounting the future contractual cash flow at the current market interest rate.

The main financial instruments and the assumptions made by the Company for their valuation are described below:

•

Cash and cash equivalents, financial investments, trade accounts receivable and other current assets - considering their nature and terms, the carrying amounts approximate their realizable values, due to their short-term duration.

•

Financial liabilities - these instruments are subject to the usual market interest rates. The market value was based on the present value of expected future cash disbursement, at interest rates currently available for debt with similar maturities and terms.

•

Derivative financial instruments — the fair value of the derivative instruments used by the Company for hedging transactions are evaluated by calculating their present value through yield curves at the closing dates. The curves and prices used in the calculation for each group of instruments are developed based on data from B3 (formerly BM&FBOVESPA), Central Bank of Brazil, London Metals Exchange and Bloomberg. When there is no price for the desired maturity, NEXA uses an interpolation between the available maturities.

•

Swap contracts - the present value of both the assets and liabilities are calculated through the discount of forecasted cash flow by the interest rate of the currency in which the swap is denominated. The difference between the present value of the assets and the liabilities generates its fair value.

•

Forward contracts — the present value is estimated discounting the notional amount multiplied by the difference between the future price in the reference date and contracted price. The future price is calculated using the convenience yield of the underlying asset. It is common to use Asian Non-deliverable Forwards for hedging Non-Ferrous Metals positions. Asian contracts are derivatives which the underlying is the average price of certain asset over a range of days.

Fair value hierarchy

The Company discloses fair value measurements based on their level of the following fair value measurement hierarchy:

•	Quoted prices (unadjusted) in active markets for identical assets and liabilities (Level 1).

•	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2).

•

Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3). In December 31, 2017, there were not any financial assets and liabilities carried at fair value classified as Level 3.

At December 31, the financial assets and liabilities carried at fair value were classified as Level 1 and 2 in the fair value measurement hierarchy, see classification as follows:

		2017
		Fair value measured based on
		Price quoted in an active market	Valuation technique supported by observable prices
	Note	Level 1	Level 2	Total fair value
Assets
Cash and cash equivalents	8	1,019,037	—	1,019,037
Financial investments	9	134,168	72,379	206,547
Derivative financial instruments	5.4	—	11,777	11,777

		1,153,205	84,156	1,237,361

Liabilities
Loans and financing	16(a)	1,120,901	414,231	1,535,132
Derivative financial instruments	5.4	—	15,037	15,037

		1,120,901	429,268	1,550,169

		2016
		Fair value measured based on
		Price quoted in an active market	Valuation technique supported by observable prices
	Note	Level 1	Level 2	Total fair value
Assets
Cash and cash equivalents	8	915,576	—	915,576
Financial investments	9	65,964	53,534	119,498
Derivative financial instruments	5.4	—	20,740	20,740

		981,540	74,274	1,055,814

Liabilities
Loans and financing	16(a)	342,156	808,729	1,150,885
Derivative financial instruments	5.4	—	37,458	37,458

		342,156	846,187	1,188,343

(i)Financial instruments - Level 1

The fair value of financial instruments traded in active markets (such as trading securities and available-for-sale securities) are based on quoted market prices at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. The quoted market price used for financial assets held by the Company is the current bid price. These instruments are included in Level 1. Instruments included in Level 1 primarily include investments in federal government securities classified as trading securities or available-for-sale securities.

(ii)Financial instruments - Level 2

The fair value of financial instruments not traded in an active market (for example, over-the-counter derivatives) are determined using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity-specific estimates. If all of the significant inputs required to identify the fair value of an instrument are observable, the instrument is included in Level 2.

Specific valuation techniques used to value financial instruments include:

•	Quoted market prices or dealer quotes for similar instruments are used where available;

•	The fair values of interest rate swaps are calculated at the present value of the estimated future cash flow based on observable yield curves;

•	The fair value of forward foreign exchange contracts is determined using forward exchange rates at the balance sheet date, with the resulting value discounted to present value;

•	Other techniques, such as discounted cash flow analysis, are used to determine the fair value for the remaining financial instruments.

There were no transfers between Levels 1 and 2 during the year. There is no financial items valued using level 3.

5.4Derivatives

Accounting policy

Derivatives are initially recognized at fair value as at the date on which a derivative contract is entered into and are subsequently measured again at fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, in the case of adoption of hedge accounting, and if so, the nature of the item being hedged. The Company adopts the hedge accounting procedure and designates certain derivatives as either:

•Hedges of the fair value of recognized assets or liabilities or a firm commitment (fair value hedge); or

•Hedges of a particular risk associated with a recognized asset or liability or a highly probable forecast transaction (cash flow hedge).

The Company documents at the inception of the hedging transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions have been, and will continue to be, highly effective in offsetting changes in the fair value or cash flow of hedged items.

The full fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months, and as a current asset or liability when the remaining maturity of the hedged item is less than 12 months.

(i)Cash flow hedge

To ensure a fixed operating margin for a part of its production, the Company contracts derivative financial instruments for the forward sale of each commodity (zinc, copper and silver), and for NEXA BR, which has Reais as its functional currency, derivative financial instruments also includes the forward sale of US Dollars. The Company adopts hedge accounting for derivative instruments contracted for hedging purposes. The effective portion of the changes in fair value of derivatives that are designated and qualify as cash flow hedges is recognized in equity, recorded in “Accumulated other comprehensive income (loss)”. Gains and losses related to the non-effective portion are immediately recognized as “Other operating expenses, net”. The amounts recognized in equity are taken to the income statement upon realization of the hedged exports and/or sales referenced to the LME price.

Amounts accumulated in shareholders’ equity are reclassified to profit or loss in the periods when the hedged item affects the profit or loss (for example, when the forecast sale that is being hedged takes place).  The gain or loss relating to the effective portion of interest rate swaps hedging variable rate borrowing is recognized in the income statement within “Net financial results”.

When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement within “Other operating expenses, net”.

(ii)Fair value hedge

The Company has entered into commodities prices forwards that are fair value hedges for LME fluctuation risk arising from its firm commitments for purchases and sales of such commodities. The Company adopts hedge accounting for derivative instruments contracted for hedging purposes. Changes in the fair values of derivatives that are designated and qualify as fair value hedges are recorded in “Other operating expenses, net”. The change in the fair value of the hedged item is also recorded in “Other operating expenses, net”.

(iii)Derivatives carried at fair value through profit or loss

Certain derivative instruments do not qualify for hedge accounting. Changes in the fair values of any of these derivative instruments are recognized immediately in the income statement within “Other operating expenses, net”. Instruments not qualifying as hedges that are intended to hedge fluctuations in interest rates are classified in “Net financial results”.

(a)Analysis

All derivative transactions were carried out on the over-the-counter market and the Company has the following hedge programs in place:

•

Hedging program for sales of zinc at a fixed price (Customer Hedge) - hedging transaction that converts sales at fixed prices to floating prices in commercial transactions with customers interested in purchasing products at fixed prices. The purpose of this strategy is to maintain the revenue flow of the business unit with prices linked to the LME prices. These operations usually relate to purchases of zinc for future settlement on the over-the-counter market.

•

Hedging program for mismatches of quotation periods (Book Hedge) - this program hedges the different “quotation periods” between the purchases of certain inputs (metal concentrate) and sales of products arising from the processing of these inputs, or different “quotation periods” between the purchase and the sale of the same product. These operations usually relate to purchases and sales of zinc and silver for future trading on the over-the-counter market.

•

Hedging program for the operating margins of metals (Strategic Hedge) - derivatives contracted to reduce the volatility of the cash flow from its zinc, copper and silver operations. With a view to ensuring a fixed operating margin in Reais for a portion of the Brazilian production of metals, the mitigation of risks is carried out through the sale of zinc forward contracts, with the sale of US Dollar forward contracts.

The table below summarizes the derivative financial instruments and the underlying hedged items as at 31 December:

	Principal			Average terms	Fair value		Realized gain (loss)	Fair value by maturity
Program	2017	2016	per unit	(days)	2017	2016	2017	2018	2019	2020

Hedging instrument for sales of zinc at a fixed price
Zinc forward	2,230	615	ton	127	603	369	1,288	589	14	—

					603	369	1,288	589	14	—
Hedging instrument for mismatches of quotation periods
Zinc forward	240,747	146,515	ton	23	(4,304)	4,471	(2,183)	(4,304)	—	—
Silver forward	238	—	k oz	17	196	—	(24)	196	—	—

					(4,108)	4,471	(2,207)	(4,108)	—	—
Hedging instrument for the operating margin of metals
Zinc forward	—	10,790	—	—	—	(7,110)	—	—	—	—
US Dollar forward	—	8,039	—	—	—	1,784	—	—	—	—

					—	(5,326)	—	—	—	—
Hedging instrument for interest rates in US Dollar
LIBOR floating rate vs. US Dollar fixed rate swaps	31,393	—	USD	849	646	—	(1,200)	(1,186)	(1,543)	3,375

					646	—	(1,200)	(1,186)	(1,543)	3,375

Total (assets and liabilities, net)					(2,859)	(486)	(2,119)	(4,705)	(1,529)	3,375

The table below presents a summary of hedge accounting derivatives operations and their fair values:

	Principal			Average terms	Fair value		Realized gain (loss)	Fair value by maturity
Program	2017	2016	per unit	(days)	2017	2016	2017	2018

Hedging instruments for mismatches of quotation periods - Fair value
Zinc forward	87,693	22,390	ton	43	(3,319)	32	(12,310)	(3,319)

					(3,319)	32	(12,310)	(3,319)

Hedging instruments for mismatches of quotation periods - Cash flow
Zinc forward	58,800	43,294	ton	47	2,986	(1,728)	4,450	2,986
Silver forward	265	—	k oz	58	(68)	—	(94)	(68)

					2,918	(1,728)	4,356	2,918

Hedge accounting - Cash flow hedge
Zinc forward	—	94,559	—	—	—	(22,967)	(43,898)	—
Copper forward	—	540	—	—	—	210	(171)	—
US Dollar forward	—	93,467	—	—	—	8,221	15,134	—

					—	(14,536)	(28,935)	—

					(401)	(16,232)	(36,889)	(401)

Current assets					7,483	20,740
Non-current assets					4,294	—
Current liabilities					(12,588)	(37,458)
Non-current liabilities					(2,449)	—

					(3,260)	(16,718)

5.5Sensitivity analysis

Presented below is a sensitivity analysis of the main risk factors that affect the pricing of the outstanding financial instruments relating to cash and cash equivalents, financial investments, loans and financing, and derivative financial instruments. The main sensitivities are the exposure to the fluctuations of the US Dollar exchange rate, the London Interbank Offered Rate (LIBOR) and Interbank Deposit Certificate (CDI) interest rates, the US Dollar coupon and the commodity prices. The scenarios for these factors are prepared using market sources and other relevant sources, in compliance with the Company’s policies.

The scenarios at December 31, 2017 are described below:

•	Scenario I: considers a change in the market forward yield curves and quotations as of December 31, 2017, according to the base scenario defined by the Company for March 31, 2018.

•	Scenario II: considers a change of + or -25% in the market forward yield curves as of December 31, 2017.

•	Scenario III: considers a change of + or -50% in the market forward yield curves as of December 31, 2017.

					Impacts on profit (loss)						Impacts on comprehensive income
					Scenario I		Scenarios II e III				Scenario I	Scenarios II e III
Risk factor	Cash and cash equivalents and financial investments	Loans and financing	Principal of derivative financial instruments	Unit	Changes from 2017	Results of scenario I	-25%	-50%	+25%	+50%	Results of scenario I	-25%	-50%	+25%	+50%

Exchange variation rate
USD	11,339	40,274	31,393	USD	-3.81%	(153)	(3,328)	(17,218)	(897)	(3,906)	—	—	—	—	—
BRL	203,392	161,706	—	—	3.97%	—	—	—	—	—	6,127	53,441	156,447	(28,963)	(49,564)
EUR	1,692	—	—	EUR	-1.66%	(28)	(423)	(846)	423	846	—	—	—	—	—
PEN	22,830	—	—	PEN	0.68%	155	(5,707)	(11,415)	5,707	11,415	—	—	—	—	—

Interest rates
BRL - CDI	202,311	70,720	103,849	BRL	0 bps	—	(2,029)	(4,044)	2,043	4,098
USD - LIBOR	—	130,610	1,282,900	USD	-2 bps	14	217	435	(217)	(435)	(0)	(6)	(12)	6	12
US Dollar coupon	—	—	31,393	USD	3 bps	(21)	515	1,047	(499)	(981)	—	—	—	—	—

Price - commodities
Zinc	—	—	389,470	ton	-2.90%	13,073	51,744	103,488	(51,744)	(103,488)	(580)	(2,297)	(4,594)	2,297	4,594
Silver	—	—	503	k oz	5.20%	(9)	281	562	(281)	(562)	(36)	1,124	2,248	(1,124)	(2,248)

The figures presented in USD refer to derivatives whose functional currency is different from the U.S. Dollar.

5.6Value and type of margins pledged in guarantee

The derivative transactions entered into by the Company are not subject to collateral deposits, margin calls or any other type of guarantee or similar mechanism.